General	6 Months Ended
Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	P.V. Nano Cell Ltd. (the “Company”) was incorporated in June 2009 under the laws of Israel. The Company along with its two fully owned Israeli subsidiaries: Nano Size Ltd. (“Nano Size”) and Digiflex Ltd (“Digiflex”) are mainly engaged in developing, manufacturing, marketing and commercializing conductive inks for digital inkjet conductive printing applications and manufacturing printing machines, which offers solutions for inkjet print-quality technologies. The Company, Nano Size, Digiflex and Digiflex fully owned subsidiaries jointly defined as the “Group”.

During 2013, the Company formed a Chinese joint venture (“JV”) together with three shareholders. The Company owned 40% of the outstanding equity securities of the JV. The JV was inactive and dissolved during 2018.

b.	Since its inception, the Group has incurred operating losses and has used cash in its operations. During the six months ended June 30, 2019, the Group used cash in operating activities of approximately $1.4 million, incurred a net loss of approximately $2.2 million and had a total accumulated deficit of approximately $19.3 million as of June 30, 2019. The Group requires additional financing in order to continue to fund its current operations and to pay existing and future liabilities.

The Group intends to finance operating costs over the next twelve (12) months through issuance of equity securities or debts and by increasing its inflow from revenue. The Group is currently negotiating with third parties in an attempt to obtain additional sources of funds which, in management’s opinion, would provide adequate cash flows to finance the Group’s operations. The satisfactory completion of these negotiations is essential to provide sufficient cash flow to meet current operating requirements. However, the Group cannot give any assurance that it will be able to achieve a level of profitability from the sale of its products to sustain its operations in the future. These conditions raise substantial doubt about the Group’s ability to continue as a going concern.

The accompanying consolidated financial statements do not include any adjustments to reflect the possible future effects on recoverability and reclassification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.